FINANCIAL ASSETS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of financial assets receivable

	December 31,	December 31,
	2022	2023
	RMB	RMB
Financial assets receivable	4,225,014	3,694,269
Allowance for uncollectible receivables	(554,095)	(575,396)
Financial assets receivable, net	3,670,919	3,118,873

Schedule of movement of financial assets receivable

	Year ended	Year ended	Year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Balance at beginning of year	4,601,642	4,897,854	4,225,014
Addition in the current year	6,626,322	5,582,287	4,906,586
Collection in the current year	(6,189,783)	(5,920,287)	(5,050,047)
Write-off	(140,327)	(334,840)	(387,284)
Balance at end of year	4,897,854	4,225,014	3,694,269

Schedule of movement of allowance for uncollectible receivables

	Year ended	Year ended	Year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Balance at beginning of year	390,834	493,646	554,095
Current year net provision	243,139	395,289	408,585
Write-off	(140,327)	(334,840)	(387,284)
Balance at end of year	493,646	554,095	575,396

Schedule of aging of loans

		31-60	over 60		Total
	0-30 days	days	days		financial
	past	past	past		assets
	due	due	due	Current	receivable
December 31, 2022	32,964	38,059	—	4,153,991	4,225,014
December 31, 2023	43,370	45,332	—	3,605,567	3,694,269

Schedule of principal of financial assets receivable by year of origination

	2022	2021	Total

December 31, 2022	3,304,756	920,258	4,225,014

	2023	2022	2021	Total

December 31, 2023	3,021,956	636,652	35,661	3,694,269

Due From Related Parties
Schedule of financial assets receivable

	December 31,	December 31,
	2022	2023
	RMB	RMB

Financial assets receivable	42,724	12,717
Allowance for uncollectible receivables	(2,648)	(2,912)
Financial assets receivable, net	40,076	9,805

Schedule of movement of financial assets receivable

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB

Balance at beginning of year	3,149	—	42,724
Addition in the current year	—	51,417	19,981
Collection in the current year	(309)	(8,679)	(49,581)
Write-off	(2,840)	(14)	(407)
Balance at end of year	—	42,724	12,717

Schedule of movement of allowance for uncollectible receivables

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB

Balance at beginning of year	2,033	—	2,648
Current year net provision	807	2,662	671
Write-off	(2,840)	(14)	(407)
Balance at end of year	—	2,648	2,912